Pay vs Performance Disclosure $ / shares in Units, pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Compensation Actually Paid Tables
The following tables summarize the relationship between NEO compensation actually paid (“Compensation Actually Paid” or “CAP”) and our financial performance for our last three completed fiscal years, calculated in the manner required by Item 402(v) of Regulation S-K. The following tables and the associated narrative and graphical disclosure should be viewed together for a more complete presentation of such relationship over the periods presented.
Year (a)	Summary Compensation Table Total for Mr. Kubasik(1) (b)	Summary Compensation Table Total for Mr. Brown(1) (c)	Compensation Actually Paid to Mr. Kubasik(2) (d)	Compensation Actually Paid to Mr. Brown(2) (e)	Average Summary Compensation Table Total Paid to non-CEO NEOs(3) (f)	Average Compensation Actually Paid to non-CEO NEOs(2)(3) (g)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (j)	(Company Selected Measure) Adjusted Free Cash Flow (in millions)(4) (k)
							TSR (h)	Peer Group TSR (i)
2022	$16,714,229	n/a	$21,278,977	n/a	$5,008,120	$5,096,945	$104.68	$107.39	$1,061	$2,029
2021	$15,697,749	$15,707,755	$23,168,382	$22,994,342	$3,232,194	$4,708,200	$105.19	$91.50	$1,842	$2,746
2020	n/a	$15,452,653	n/a	$18,317,486	$7,108,088	$8,177,817	$91.48	$80.81	$1,086	$2,686

(1)
Mr. Kubasik became CEO of L3Harris and its principal executive officer on June 29, 2021, at which point Mr. Brown transitioned to the role of Executive Chair. Following Mr. Brown’s transition to Executive Chair, Mr. Brown remained a named executive officer, but was no longer the CEO of L3Harris. Mr. Brown retired on June 29, 2022.

(2)
To calculate CAP, the following amounts were deducted from and added to the total compensation set forth in the Summary Compensation Table for the fiscal year shown:

Mr. Kubasik Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	$1,500,000	$2,625,000	$11,788,065	n/a	$801,164	$16,714,229	$(11,788,065)	$16,352,813	$21,278,977
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$409,779	$15,697,749	$(11,037,970)	$18,508,603	$23,168,382
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$419,785	$15,707,755	$(11,037,970)	$18,324,557	$22,994,342
2020	$1,492,308	$2,850,000	$10,794,567	n/a	$315,778	$15,452,653	$(10,794,567)	$13,659,400	$18,317,486
Average Non-CEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	$500,272	$773,250	$3,245,952	n/a	$488,646	$5,008,120	$(3,245,952)	$3,334,777	$5,096,945
2021	$671,731	$472,500	$1,919,408	n/a	$168,556	$3,232,194	$(1,919,408)	$3,395,414	$4,708,200
2020	$853,654	$1,230,000	$4,094,108	$122,587	$807,739	$7,108,088	$(4,216,695)	$5,286,424	$8,177,817

(i)
Represents “Stock Awards” and “Option Awards” reported in the Summary Compensation Table for the fiscal year shown.

(ii)
Represents the change in actuarial present value of the NEO’s accumulated benefit under all defined benefit pension plans, reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the Summary Compensation Table for the fiscal year shown.

(iii)
Represents “All Other Compensation” reported in the Summary Compensation Table for the fiscal year shown.

(iv)
Reflects deductions for the grant date fair value of equity-based awards granted each fiscal year (column (i)) and the change in pension value each fiscal year (column (ii)), where applicable.

(v)
Reflects additions for total pension benefit adjustment and equity award adjustment amounts. The following table describes the components of the adjustments to the Summary Compensation Table Total that are attributable to pension benefits for the fiscal year shown:

Pension Value Adjustment
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$0	$0	$0
2021	$0	$0	$0
2020	$0	$0	$0
The following tables describe the components of the adjustments to the Summary Compensation Table Total that are attributable to the value of equity awards calculated in accordance with the methodology for determining CAP for each fiscal year shown, with all fair values computed in accordance with ASC 718. Below the following tables is further information regarding the determination of fair values of the equity awards.
Mr. Kubasik Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$10,746,951	$319,308	n/a	$4,996,245	n/a	$290,308	$16,352,813
2021	$14,701,225	$2,694,420	n/a	$669,503	n/a	$443,455	$18,508,603
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$14,701,225	$3,300,380	n/a	$(92,869)	n/a	$415,821	$18,324,557
2020	$10,784,404	$2,579,879	n/a	$0	n/a	$295,117	$13,659,400
Average Non-CEO NEOs Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,568,851	$54,465	$510,320	$1,762,397	$(1,637,690)	$76,433	$3,334,777
2021	$2,556,542	$746,601	n/a	$(1,051)	n/a	$93,323	$3,395,414
2020	$4,090,296	$1,141,370	n/a	$(88,316)	n/a	$143,074	$5,286,424
The fair values of performance share units were computed based on the probable outcome of the performance conditions for each grant. A multifactor Monte Carlo model was used to simulate our stock price and TSR relative to other companies in the S&P 500 as of the last day of the fiscal year, less a discount because dividends are not payable on performance share units during the performance period. For all grants of performance share units, each performance share unit earned at the end of the applicable multi-year performance period and paid out receives accrued dividend equivalents in an amount equal to the cash dividends or other distributions, if any, which are paid with respect to an issued and outstanding share of our common stock during the performance period. Payment of such dividend equivalents is made in cash at the time of the actual payout of performance share units ultimately earned as determined after completion of the performance period. Dividends declared with respect to issued and outstanding shares of our common stock were $4.48, $4.08 and $3.90 per share in fiscal 2022, fiscal 2021 and fiscal 2020, respectively. The dollar value of dividend equivalents paid on vested performance share units is included in the “All Other Compensation” column of the Summary Compensation Table when the value of such dividend equivalents paid was not factored into the grant date fair value of the underlying performance shares units.
The fair value of restricted stock units was determined using closing market price of our common stock on each date. Although dividends are also not payable on restricted stock units during the restriction period, the fair values of restricted stock units do not reflect any discounts. Instead, each restricted stock unit paid out receives accrued dividend equivalents in an amount per share equal to the cash dividends or other distributions, if any, paid with respect to an issued and outstanding share of our common stock during the restricted period, with payment of such dividends to be made in cash at the time of the actual payout of restricted stock units after completion of the restricted period.
For the purposes of calculating CAP and pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions and included the value of dividend equivalents accrued on stock awards during the year, when the value of such dividend equivalents paid was factored into the grant date fair value of the underlying stock units, as part of our equity adjustments shown above.
The fair value of stock options and performance stock options were calculated as of each date using the Black-Scholes-Merton option-pricing model. Pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions.
(3)
The non-CEO NEOs reflected in columns (f) and (g) represent the following individuals for each fiscal year shown: 2022 — Mr. Brown, Mr. Malave, Ms. Turner, Mr. Rambeau, Mr. Stackley, Mr. Zoiss; 2021 — Mr. Malave, Todd W. Gautier, Mr. Stackley, Mr. Zoiss; and 2020 — Mr. Kubasik, Mr. Malave, Mr. Gautier, Mr. Zoiss.

(4)
See Appendix A for reconciliations of GAAP to non-GAAP financial measures.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote [Text Block]	1)
Mr. Kubasik became CEO of L3Harris and its principal executive officer on June 29, 2021, at which point Mr. Brown transitioned to the role of Executive Chair. Following Mr. Brown’s transition to Executive Chair, Mr. Brown remained a named executive officer, but was no longer the CEO of L3Harris. Mr. Brown retired on June 29, 2022.

(2)
To calculate CAP, the following amounts were deducted from and added to the total compensation set forth in the Summary Compensation Table for the fiscal year shown:

Mr. Kubasik Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	$1,500,000	$2,625,000	$11,788,065	n/a	$801,164	$16,714,229	$(11,788,065)	$16,352,813	$21,278,977
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$409,779	$15,697,749	$(11,037,970)	$18,508,603	$23,168,382
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$419,785	$15,707,755	$(11,037,970)	$18,324,557	$22,994,342
2020	$1,492,308	$2,850,000	$10,794,567	n/a	$315,778	$15,452,653	$(10,794,567)	$13,659,400	$18,317,486
Average Non-CEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	$500,272	$773,250	$3,245,952	n/a	$488,646	$5,008,120	$(3,245,952)	$3,334,777	$5,096,945
2021	$671,731	$472,500	$1,919,408	n/a	$168,556	$3,232,194	$(1,919,408)	$3,395,414	$4,708,200
2020	$853,654	$1,230,000	$4,094,108	$122,587	$807,739	$7,108,088	$(4,216,695)	$5,286,424	$8,177,817

(i)
Represents “Stock Awards” and “Option Awards” reported in the Summary Compensation Table for the fiscal year shown.

(ii)
Represents the change in actuarial present value of the NEO’s accumulated benefit under all defined benefit pension plans, reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the Summary Compensation Table for the fiscal year shown.

(iii)
Represents “All Other Compensation” reported in the Summary Compensation Table for the fiscal year shown.

(iv)
Reflects deductions for the grant date fair value of equity-based awards granted each fiscal year (column (i)) and the change in pension value each fiscal year (column (ii)), where applicable.

(v)
Reflects additions for total pension benefit adjustment and equity award adjustment amounts. The following table describes the components of the adjustments to the Summary Compensation Table Total that are attributable to pension benefits for the fiscal year shown:

Pension Value Adjustment
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$0	$0	$0
2021	$0	$0	$0
2020	$0	$0	$0
The following tables describe the components of the adjustments to the Summary Compensation Table Total that are attributable to the value of equity awards calculated in accordance with the methodology for determining CAP for each fiscal year shown, with all fair values computed in accordance with ASC 718. Below the following tables is further information regarding the determination of fair values of the equity awards.
Mr. Kubasik Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$10,746,951	$319,308	n/a	$4,996,245	n/a	$290,308	$16,352,813
2021	$14,701,225	$2,694,420	n/a	$669,503	n/a	$443,455	$18,508,603
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$14,701,225	$3,300,380	n/a	$(92,869)	n/a	$415,821	$18,324,557
2020	$10,784,404	$2,579,879	n/a	$0	n/a	$295,117	$13,659,400
Average Non-CEO NEOs Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,568,851	$54,465	$510,320	$1,762,397	$(1,637,690)	$76,433	$3,334,777
2021	$2,556,542	$746,601	n/a	$(1,051)	n/a	$93,323	$3,395,414
2020	$4,090,296	$1,141,370	n/a	$(88,316)	n/a	$143,074	$5,286,424
The fair values of performance share units were computed based on the probable outcome of the performance conditions for each grant. A multifactor Monte Carlo model was used to simulate our stock price and TSR relative to other companies in the S&P 500 as of the last day of the fiscal year, less a discount because dividends are not payable on performance share units during the performance period. For all grants of performance share units, each performance share unit earned at the end of the applicable multi-year performance period and paid out receives accrued dividend equivalents in an amount equal to the cash dividends or other distributions, if any, which are paid with respect to an issued and outstanding share of our common stock during the performance period. Payment of such dividend equivalents is made in cash at the time of the actual payout of performance share units ultimately earned as determined after completion of the performance period. Dividends declared with respect to issued and outstanding shares of our common stock were $4.48, $4.08 and $3.90 per share in fiscal 2022, fiscal 2021 and fiscal 2020, respectively. The dollar value of dividend equivalents paid on vested performance share units is included in the “All Other Compensation” column of the Summary Compensation Table when the value of such dividend equivalents paid was not factored into the grant date fair value of the underlying performance shares units.
The fair value of restricted stock units was determined using closing market price of our common stock on each date. Although dividends are also not payable on restricted stock units during the restriction period, the fair values of restricted stock units do not reflect any discounts. Instead, each restricted stock unit paid out receives accrued dividend equivalents in an amount per share equal to the cash dividends or other distributions, if any, paid with respect to an issued and outstanding share of our common stock during the restricted period, with payment of such dividends to be made in cash at the time of the actual payout of restricted stock units after completion of the restricted period.
For the purposes of calculating CAP and pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions and included the value of dividend equivalents accrued on stock awards during the year, when the value of such dividend equivalents paid was factored into the grant date fair value of the underlying stock units, as part of our equity adjustments shown above.
The fair value of stock options and performance stock options were calculated as of each date using the Black-Scholes-Merton option-pricing model. Pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions.
(3)
The non-CEO NEOs reflected in columns (f) and (g) represent the following individuals for each fiscal year shown: 2022 — Mr. Brown, Mr. Malave, Ms. Turner, Mr. Rambeau, Mr. Stackley, Mr. Zoiss; 2021 — Mr. Malave, Todd W. Gautier, Mr. Stackley, Mr. Zoiss; and 2020 — Mr. Kubasik, Mr. Malave, Mr. Gautier, Mr. Zoiss.

PEO Actually Paid Compensation Amount		$ 23,168,382
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
To calculate CAP, the following amounts were deducted from and added to the total compensation set forth in the Summary Compensation Table for the fiscal year shown:

Mr. Kubasik Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	$1,500,000	$2,625,000	$11,788,065	n/a	$801,164	$16,714,229	$(11,788,065)	$16,352,813	$21,278,977
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$409,779	$15,697,749	$(11,037,970)	$18,508,603	$23,168,382
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$419,785	$15,707,755	$(11,037,970)	$18,324,557	$22,994,342
2020	$1,492,308	$2,850,000	$10,794,567	n/a	$315,778	$15,452,653	$(10,794,567)	$13,659,400	$18,317,486
Average Non-CEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	$500,272	$773,250	$3,245,952	n/a	$488,646	$5,008,120	$(3,245,952)	$3,334,777	$5,096,945
2021	$671,731	$472,500	$1,919,408	n/a	$168,556	$3,232,194	$(1,919,408)	$3,395,414	$4,708,200
2020	$853,654	$1,230,000	$4,094,108	$122,587	$807,739	$7,108,088	$(4,216,695)	$5,286,424	$8,177,817

(i)
Represents “Stock Awards” and “Option Awards” reported in the Summary Compensation Table for the fiscal year shown.

(ii)
Represents the change in actuarial present value of the NEO’s accumulated benefit under all defined benefit pension plans, reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the Summary Compensation Table for the fiscal year shown.

(iii)
Represents “All Other Compensation” reported in the Summary Compensation Table for the fiscal year shown.

(iv)
Reflects deductions for the grant date fair value of equity-based awards granted each fiscal year (column (i)) and the change in pension value each fiscal year (column (ii)), where applicable.

(v)
Reflects additions for total pension benefit adjustment and equity award adjustment amounts. The following table describes the components of the adjustments to the Summary Compensation Table Total that are attributable to pension benefits for the fiscal year shown:

Pension Value Adjustment
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$0	$0	$0
2021	$0	$0	$0
2020	$0	$0	$0
The following tables describe the components of the adjustments to the Summary Compensation Table Total that are attributable to the value of equity awards calculated in accordance with the methodology for determining CAP for each fiscal year shown, with all fair values computed in accordance with ASC 718. Below the following tables is further information regarding the determination of fair values of the equity awards.
Mr. Kubasik Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$10,746,951	$319,308	n/a	$4,996,245	n/a	$290,308	$16,352,813
2021	$14,701,225	$2,694,420	n/a	$669,503	n/a	$443,455	$18,508,603
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$14,701,225	$3,300,380	n/a	$(92,869)	n/a	$415,821	$18,324,557
2020	$10,784,404	$2,579,879	n/a	$0	n/a	$295,117	$13,659,400
Average Non-CEO NEOs Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,568,851	$54,465	$510,320	$1,762,397	$(1,637,690)	$76,433	$3,334,777
2021	$2,556,542	$746,601	n/a	$(1,051)	n/a	$93,323	$3,395,414
2020	$4,090,296	$1,141,370	n/a	$(88,316)	n/a	$143,074	$5,286,424
The fair values of performance share units were computed based on the probable outcome of the performance conditions for each grant. A multifactor Monte Carlo model was used to simulate our stock price and TSR relative to other companies in the S&P 500 as of the last day of the fiscal year, less a discount because dividends are not payable on performance share units during the performance period. For all grants of performance share units, each performance share unit earned at the end of the applicable multi-year performance period and paid out receives accrued dividend equivalents in an amount equal to the cash dividends or other distributions, if any, which are paid with respect to an issued and outstanding share of our common stock during the performance period. Payment of such dividend equivalents is made in cash at the time of the actual payout of performance share units ultimately earned as determined after completion of the performance period. Dividends declared with respect to issued and outstanding shares of our common stock were $4.48, $4.08 and $3.90 per share in fiscal 2022, fiscal 2021 and fiscal 2020, respectively. The dollar value of dividend equivalents paid on vested performance share units is included in the “All Other Compensation” column of the Summary Compensation Table when the value of such dividend equivalents paid was not factored into the grant date fair value of the underlying performance shares units.
The fair value of restricted stock units was determined using closing market price of our common stock on each date. Although dividends are also not payable on restricted stock units during the restriction period, the fair values of restricted stock units do not reflect any discounts. Instead, each restricted stock unit paid out receives accrued dividend equivalents in an amount per share equal to the cash dividends or other distributions, if any, paid with respect to an issued and outstanding share of our common stock during the restricted period, with payment of such dividends to be made in cash at the time of the actual payout of restricted stock units after completion of the restricted period.
For the purposes of calculating CAP and pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions and included the value of dividend equivalents accrued on stock awards during the year, when the value of such dividend equivalents paid was factored into the grant date fair value of the underlying stock units, as part of our equity adjustments shown above.
The fair value of stock options and performance stock options were calculated as of each date using the Black-Scholes-Merton option-pricing model. Pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions.

Non-PEO NEO Average Total Compensation Amount	$ 5,008,120	3,232,194	$ 7,108,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,096,945	4,708,200	$ 8,177,817
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-CEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2022	$500,272	$773,250	$3,245,952	n/a	$488,646	$5,008,120	$(3,245,952)	$3,334,777	$5,096,945
2021	$671,731	$472,500	$1,919,408	n/a	$168,556	$3,232,194	$(1,919,408)	$3,395,414	$4,708,200
2020	$853,654	$1,230,000	$4,094,108	$122,587	$807,739	$7,108,088	$(4,216,695)	$5,286,424	$8,177,817

(i)
Represents “Stock Awards” and “Option Awards” reported in the Summary Compensation Table for the fiscal year shown.

(ii)
Represents the change in actuarial present value of the NEO’s accumulated benefit under all defined benefit pension plans, reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the Summary Compensation Table for the fiscal year shown.

(iii)
Represents “All Other Compensation” reported in the Summary Compensation Table for the fiscal year shown.

(iv)
Reflects deductions for the grant date fair value of equity-based awards granted each fiscal year (column (i)) and the change in pension value each fiscal year (column (ii)), where applicable.

(v)
Reflects additions for total pension benefit adjustment and equity award adjustment amounts. The following table describes the components of the adjustments to the Summary Compensation Table Total that are attributable to pension benefits for the fiscal year shown:

Pension Value Adjustment
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$0	$0	$0
2021	$0	$0	$0
2020	$0	$0	$0
The following tables describe the components of the adjustments to the Summary Compensation Table Total that are attributable to the value of equity awards calculated in accordance with the methodology for determining CAP for each fiscal year shown, with all fair values computed in accordance with ASC 718. Below the following tables is further information regarding the determination of fair values of the equity awards.
Mr. Kubasik Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$10,746,951	$319,308	n/a	$4,996,245	n/a	$290,308	$16,352,813
2021	$14,701,225	$2,694,420	n/a	$669,503	n/a	$443,455	$18,508,603
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$14,701,225	$3,300,380	n/a	$(92,869)	n/a	$415,821	$18,324,557
2020	$10,784,404	$2,579,879	n/a	$0	n/a	$295,117	$13,659,400
Average Non-CEO NEOs Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,568,851	$54,465	$510,320	$1,762,397	$(1,637,690)	$76,433	$3,334,777
2021	$2,556,542	$746,601	n/a	$(1,051)	n/a	$93,323	$3,395,414
2020	$4,090,296	$1,141,370	n/a	$(88,316)	n/a	$143,074	$5,286,424

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. TSR
As shown in the chart below, the CEO’s and other NEOs’ CAP values are aligned with L3Harris’ TSR. This is primarily due to our equity-based long-term incentive compensation, the value of which is tied directly to our stock price, as well as our financial performance.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. Net Income
As shown in the chart below, our net income has varied while CAP has increased and then slightly decreased in fiscal 2022. This is largely due to our overall compensation mix, a large portion of which is equity-based and heavily impacted by our stock

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. Adjusted Free Cash Flow (Company-Selected Measure)
As shown in the chart below, both adjusted free cash flow and CAP decreased in 2022. The decrease in adjusted free cash flow is largely due to a provision in the Tax Cuts and Jobs Act of 2017 that went into effect on January 1, 2022 requiring companies to capitalize and amortize R&D expenditures over five years rather than deducting such expenditures in the year incurred, resulting in additional cash income tax payments. The change in CAP is primarily due to our overall pay mix, a large portion of which is equity-based and heavily impacted by stock price, although this is also due in part to payouts under our annual incentive plan.
Adjusted free cash flow is the largest component used in our annual cash incentive plan. While stock price and overall company performance may have a more prominent impact on CAP year-over-year, achievement against our adjusted free cash flow targets each year is the most important factor in determining our annual cash incentive payouts. The portion of CAP attributed to our annual cash incentive payout is consistent with our achievement against our adjusted free cash flow targets.
CAP vs. Adjusted Free Cash Flow

Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return: Company vs. Peer Group
As shown in the chart below, 3-year cumulative TSR for L3Harris is greater than the companies included in our industry index for the first two years, and drops slightly at year 3. The TSR peer group is based on the S&P 500 Aerospace and Defense Industry index (“Index”), and our TSRs are similarly impacted by market conditions.

Tabular List [Table Text Block]
Unranked List of the Most Important Financial Performance Measures Used to Link Compensation Actually Paid for Fiscal 2022 to Company Performance
The table below provides an unranked list of the most important financial performance measures used by us to link Compensation Actually Paid for fiscal 2022 to our performance. Each of these financial performance measures is described in detail under the “Annual Cash Incentive” and “Long-term Incentives” headings in the “Compensation Discussion and Analysis” section of this proxy statement.
Most Important Financial Performance Measures
Adjusted Free Cash Flow (Company-Selected Measure)
3-year Cumulative Earnings Per Share
3-year Enduring Target ROIC

Total Shareholder Return Amount	$ 104.68	105.19	$ 91.48
Peer Group Total Shareholder Return Amount	107.39	91.5	80.81
Net Income (Loss)	$ 1,061,000,000	$ 1,842,000,000	$ 1,086,000,000
Company Selected Measure Amount	2,029	2,746	2,686
PEO Name	Mr. Kubasik
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 0	$ 0	$ 0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 0	$ 0	$ 0
Dividends Payable, Amount Per Share | $ / shares	$ 4.48	$ 4.08	$ 3.9
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Non-GAAP Measure Description [Text Block]	4) See Appendix A for reconciliations of GAAP to non-GAAP financial measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	3-year Cumulative Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-year Enduring Target ROIC
Mr Kubasik [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 16,714,229	$ 15,697,749
PEO Actually Paid Compensation Amount	21,278,977	23,168,382
Salary and Wage, Excluding Cost of Good and Service Sold	1,500,000	1,500,000
Bonus And Non-Equity Incentive Compensation Amount	2,625,000	2,750,000
Share-Based Payment Arrangement, Expense	11,788,065	11,037,970
All Other Compensation Amount	801,164	409,779
Mr Kubasik [Member] | Adjustment for Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,788,065)	(11,037,970)
Mr Kubasik [Member] | Adjustment For Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,352,813	18,508,603
Mr Kubasik [Member] | Equity Awarded Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,746,951	14,701,225
Mr Kubasik [Member] | Change in Fair Value of Outstanding and Unvested Equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	319,308	2,694,420
Mr Kubasik [Member] | Change in Fair Value of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,996,245	669,503
Mr Kubasik [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	290,308	443,455
Mr Kubasik [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,352,813	18,508,603
Mr Brown [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		15,707,755	$ 15,452,653
PEO Actually Paid Compensation Amount		22,994,342	18,317,486
Salary and Wage, Excluding Cost of Good and Service Sold		1,500,000	1,492,308
Bonus And Non-Equity Incentive Compensation Amount		2,750,000	2,850,000
Share-Based Payment Arrangement, Expense		11,037,970	10,794,567
All Other Compensation Amount		419,785	315,778
Mr Brown [Member] | Adjustment for Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,037,970)	(10,794,567)
Mr Brown [Member] | Adjustment For Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,324,557	13,659,400
Mr Brown [Member] | Equity Awarded Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,701,225	10,784,404
Mr Brown [Member] | Change in Fair Value of Outstanding and Unvested Equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,300,380	2,579,879
Mr Brown [Member] | Change in Fair Value of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(92,869)	0
Mr Brown [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		415,821	295,117
Mr Brown [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,324,557	13,659,400
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,286,424
Salary and Wage, Excluding Cost of Good and Service Sold	500,272	671,731	853,654
Bonus And Non-Equity Incentive Compensation Amount	773,250	472,500	1,230,000
Share-Based Payment Arrangement, Expense	3,245,952	1,919,408	4,094,108
All Other Compensation Amount	488,646	168,556	807,739
Postemployment Benefits, Period Expense			122,587
Non-PEO NEO [Member] | Adjustment for Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,245,952)	(1,919,408)	(4,216,695)
Non-PEO NEO [Member] | Adjustment For Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,334,777	3,395,414	5,286,424
Non-PEO NEO [Member] | Equity Awarded Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,568,851	2,556,542	4,090,296
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	54,465	746,601	1,141,370
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,762,397	(1,051)	(88,316)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	76,433	93,323	$ 143,074
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,334,777	$ 3,395,414
Non-PEO NEO [Member] | Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	510,320
Non-PEO NEO [Member] | Equity Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,637,690)